Income Taxes - Schedule Of The Beginning And Ending Amount Of Gross Unrecognized Tax Benefits Narrative (Detail)	Dec. 31, 2024 USD ($)
Maximum
Income Tax Examination [Line Items]
Signifiacnt change in unrecognized tax benefits is reasonably possible amount of unrecorded benefit	$ 0
Minimum
Income Tax Examination [Line Items]
Signifiacnt change in unrecognized tax benefits is reasonably possible amount of unrecorded benefit	$ 49,255